UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22583

Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Post Office Box 1110

Fort Wayne, IN 46801

(Address of principal executive offices)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania, 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

PresidentialSM Protected Profile 2010 Fund

Schedule of Investments (unaudited)

June 30, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.13%
Commodity Fund–0.97%
†iShares S&P GSCI Commodity Indexed Trust	4,601	$141,711

		141,711

Equity Funds–33.20%
iShares Russell 2000 Index Fund	2,972	288,760
iShares S&P MidCap 400 Index Fund	2,474	285,747
SPDR® S&P 500 ETF	26,754	4,280,906

		4,855,413

Fixed Income Funds–41.90%
iShares Barclays 0-5 Year TIPS Bond Fund	7,128	717,640
iShares Barclays TIPS Bond Fund	9,997	1,119,764
iShares Floating Rate Note Fund	8,582	434,249
Vanguard Mortgage-Backed Securities ETF	14,048	717,010
Vanguard Total Bond Market ETF	38,803	3,138,387

		6,127,050

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–15.28%
iShares Core MSCI Emerging Markets ETF	5,936	$273,412
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,976	281,308
Vanguard FTSE Developed Markets ETF	47,174	1,679,866

		2,234,586

International Fixed Income Fund–5.74%
SPDR® Barclays Capital International Treasury Bond ETF	14,922	839,810

		839,810

Money Market Fund–2.04%
Dreyfus Treasury & Agency Cash Management Fund	298,088	298,088

		298,088

Total Unaffiliated Investment Companies (Cost $14,089,462)		14,496,658

TOTAL VALUE OF SECURITIES–99.13% (Cost $14,089,462)	14,496,658
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	127,789

NET ASSETS APPLICABLE TO 1,360,875 SHARES OUTSTANDING–100.00%	$14,624,447

†	Non-income producing for the period.

ê	Includes $36,000 cash and $25,370 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(9)	E-mini S&P 500 Index	$(721,757)	$(719,685)	9/21/13	$2,072
(2)	Euro Currency	(333,394)	(325,575)	9/19/13	7,819
(10)	Euro STOXX 50 Index	(361,032)	(338,182)	9/24/13	22,850

		$(1,416,183)			$32,741

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

PresidentialSM Protected Profile 2010 Fund–1

PresidentialSM Protected Profile 2010 Fund

Notes (unaudited)

June 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust)–PresidentialSM Protected Profile 2010 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax position not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax return for the open tax year September 30, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$14,126,840

Aggregate unrealized appreciation	$713,681
Aggregate unrealized depreciation	(343,863)

Net unrealized appreciation	$369,818

PresidentialSM Protected Profile 2010 Fund–2

PresidentialSM Protected Profile 2010 Fund

Notes (continued)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$14,496,658

Futures Contracts	$32,741

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Effective August 12, 2013, the PresidentialSM Protected Profile 2010 Fund will change its name to the the Presidential® Managed Risk 2010 Fund.

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2010 Fund–3

PresidentialSM Protected Profile 2020 Fund

Schedule of Investments (unaudited)

June 30, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–98.05%
Commodity Fund–1.91%
†iShares S&P GSCI Commodity Indexed Trust	9,215	$283,822

		283,822

Equity Funds–38.47%
iShares Russell 2000 Index Fund	4,467	434,014
iShares S&P MidCap 400 Index Fund	3,719	429,545
SPDR® S&P 500 ETF	30,349	4,856,142

		5,719,701

Fixed Income Funds–33.58%
iShares Barclays 0-5 Year TIPS Bond Fund	4,281	431,007
iShares Barclays TIPS Bond Fund	7,505	840,635
iShares Floating Rate Note Fund	8,593	434,806
Vanguard Mortgage-Backed Securities ETF	8,439	430,727
Vanguard Total Bond Market ETF	35,321	2,856,762

		4,993,937

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–18.80%
iShares Core MSCI Emerging Markets ETF	8,918	$410,763
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,987	281,653
Vanguard FTSE Developed Markets ETF	59,040	2,102,414

		2,794,830

International Fixed Income Fund–2.83%
SPDR® Barclays Capital International Treasury Bond ETF	7,471	420,468

		420,468

Money Market Fund–2.46%
Dreyfus Treasury & Agency Cash Management Fund	366,295	366,295

		366,295

Total Unaffiliated Investment Companies (Cost $14,064,297)		14,579,053

TOTAL VALUE OF SECURITIES–98.05% (Cost $14,064,297)	14,579,053
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.95%	290,045

NET ASSETS APPLICABLE TO 1,367,886 SHARES OUTSTANDING–100.00%	$14,869,098

†	Non-income producing for the period.

êIncludes	$72,000 cash and $48,203 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(18)	E-mini S&P 500 Index	$(1,427,675)	$(1,439,370)	9/21/13	$(11,695)
(4)	Euro Currency	(661,338)	(651,150)	9/19/13	10,188
(19)	Euro STOXX 50 Index	(658,639)	(642,545)	9/24/13	16,094

		$(2,747,652)			$14,587

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

PresidentialSM Protected Profile 2020 Fund–1

PresidentialSM Protected Profile 2020 Fund

Notes (unaudited)

June 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust)–PresidentialSM Protected Profile 2020 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax position not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax return for the open tax year September 30, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$14,085,000

Aggregate unrealized appreciation	$777,342
Aggregate unrealized depreciation	(283,287)

Net unrealized appreciation	$494,055

PresidentialSM Protected Profile 2020 Fund–2

PresidentialSM Protected Profile 2020 Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Short-term losses that will be carried forward under the Act total $5,013.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$14,579,053

Futures Contracts	$14,587

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Effective August 12, 2013, the PresidentialSM Protected Profile 2020 Fund will change its name to the the Presidential® Managed Risk 2020 Fund.

PresidentialSM Protected Profile 2020 Fund–3

PresidentialSM Protected Profile 2020 Fund

Notes (continued)

4. Subsequent Events (continued)

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2020 Fund–4

PresidentialSM Protected Profile 2030 Fund

Schedule of Investments (unaudited)

June 30, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–98.28%
Commodity Fund–2.86%
†iShares S&P GSCI Commodity Indexed Trust	9,123	$280,988

		280,988

Equity Funds–40.33%
iShares Russell 2000 Index Fund	2,946	286,233
iShares S&P MidCap 400 Index Fund	2,455	283,553
SPDR® S&P 500 ETF	21,205	3,393,013

		3,962,799

Fixed Income Funds–23.96%
iShares Barclays 0-5 Year TIPS Bond Fund	1,880	189,277
iShares Barclays TIPS Bond Fund	1,646	184,368
iShares Floating Rate Note Fund	1,887	95,482
Vanguard Mortgage-Backed Securities ETF	3,711	189,409
Vanguard Total Bond Market ETF	20,964	1,695,568

		2,354,104

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–23.45%
iShares Core MSCI Emerging Markets ETF	7,833	$360,788
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5,927	185,752
Vanguard FTSE Developed Markets ETF	44,119	1,571,078
Vanguard Total World Stock ETF	3,611	186,147

		2,303,765

International Fixed Income Fund–4.71%
SPDR® Barclays Capital International Treasury Bond ETF	8,216	462,396

		462,396

Money Market Fund–2.97%
Dreyfus Treasury & Agency Cash Management Fund	291,943	291,943

		291,943

Total Unaffiliated Investment Companies (Cost $9,172,284)		9,655,995

TOTAL VALUE OF SECURITIES–98.28% (Cost $9,172,284)	9,655,995
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.72%	169,438

NET ASSETS APPLICABLE TO 902,878 SHARES OUTSTANDING–100.00%	$9,825,433

†	Non-income producing for the period.

ê	Includes $61,500 cash and $48,203 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(15)	E-mini S&P 500 Index	$(1,188,639)	$(1,199,475)	9/21/13	$(10,836)
(4)	Euro Currency	(661,338)	(651,150)	9/19/13	10,188
(19)	Euro STOXX 50 Index	(656,481)	(642,545)	9/24/13	13,936

		$(2,506,458)			$13,288

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

PresidentialSM Protected Profile 2030 Fund–1

Presidential Protected Profile 2030 Fund

Notes (unaudited)

June 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust)–PresidentialSM Protected Profile 2030 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax position not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax return for the open tax year September 30, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$9,198,395

Aggregate unrealized appreciation	$649,059
Aggregate unrealized depreciation	(191,459)

Net unrealized appreciation	$457,600

PresidentialSM Protected Profile 2030 Fund–2

Presidential Protected Profile 2030 Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Short-term losses that will be carried forward under the Act total $16,413.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$9,655,995

Futures Contracts	$13,288

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Effective August 12, 2013, the PresidentialSM Protected Profile 2030 Fund will change its name to the the Presidential® Managed Risk 2030 Fund.

PresidentialSM Protected Profile 2030 Fund–3

Presidential Protected Profile 2030 Fund

Notes (continued)

4. Subsequent Events (continued)

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2030 Fund–4

PresidentialSM Protected Profile 2040 Fund

Schedule of Investments (unaudited)

June 30, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–98.42%
Commodity Fund–2.83%
†iShares S&P GSCI Commodity Indexed Trust	5,996	$184,677

		184,677

Equity Funds–44.66%
iShares Russell 2000 Index Fund	2,587	251,353
iShares S&P MidCap 400 Index Fund	2,153	248,672
SPDR® S&P 500 ETF	15,093	2,415,030

		2,915,055

Fixed Income Funds–14.24%
iShares Floating Rate Note Fund	1,241	62,795
Vanguard Mortgage-Backed Securities ETF	2,442	124,640
Vanguard Total Bond Market ETF	9,173	741,912

		929,347

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–29.68%
iShares Core MSCI Emerging Markets ETF	5,131	$236,334
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5,842	183,088
Vanguard FTSE Developed Markets ETF	35,764	1,273,556
Vanguard Total World Stock ETF	4,746	244,656

		1,937,634

International Fixed Income Fund–2.79%
SPDR® Barclays Capital International Treasury Bond ETF	3,239	182,291

		182,291

Money Market Fund–4.22%
Dreyfus Treasury & Agency Cash Management Fund	275,432	275,432

		275,432

Total Unaffiliated Investment Companies (Cost $6,011,859)		6,424,436

TOTAL VALUE OF SECURITIES–98.42% (Cost $6,011,859)	6,424,436
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.58%	103,025

NET ASSETS APPLICABLE TO 589,224 SHARES OUTSTANDING–100.00%	$6,527,461

†	Non-income producing for the period.

ê	Includes $32,500 cash and $25,370 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8)	E-mini S&P 500 Index	$(639,922)	$(639,720)	9/21/13	$202
(2)	Euro Currency	(329,313)	(325,575)	9/19/13	3,738
(10)	Euro STOXX 50 Index	(349,406)	(338,182)	9/24/13	11,224

		$(1,318,641)			$15,164

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

PresidentialSM Protected Profile 2040 Fund–1

PresidentialSM Protected Profile 2040 Fund

Notes (unaudited)

June 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust)–PresidentialSM Protected Profile 2040 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax position not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax return for the open tax year September 30, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,033,066

Aggregate unrealized appreciation	$490,197
Aggregate unrealized depreciation	(98,827)

Net unrealized appreciation	$391,370

PresidentialSM Protected Profile 2040 Fund–2

PresidentialSM Protected Profile 2040 Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22,2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Short-term losses that will be carried forward under the Act total $1,810.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$6,424,436

Futures Contracts	$15,164

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Effective August 12, 2013, the PresidentialSM Protected Profile 2040 Fund will change its name to the the Presidential® Managed Risk 2040 Fund.

PresidentialSM Protected Profile 2040 Fund–3

PresidentialSM Protected Profile 2040 Fund

Notes (continued)

4. Subsequent Events (continued)

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2040 Fund–4

PresidentialSM Protected Profile 2050 Fund

Schedule of Investments (unaudited)

June 30, 2013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–96.78%
Commodity Fund–2.77%
†iShares S&P GSCI Commodity Indexed Trust	3,542	$109,094

		109,094

Equity Funds–47.46%
iShares Russell 2000 Index Fund	1,528	148,460
iShares S&P MidCap 400 Index Fund	1,271	146,801
SPDR® S&P 500 ETF	9,834	1,573,538

		1,868,799

Fixed Income Fund–4.65%
Vanguard Total Bond Market ETF	2,265	183,193

		183,193

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–37.30%
iShares Core MSCI Emerging Markets ETF	3,800	$175,028
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3,452	108,186
Vanguard FTSE Developed Markets ETF	29,227	1,040,773
Vanguard Total World Stock ETF	2,803	144,495

		1,468,482

Money Market Fund–4.60%
Dreyfus Treasury & Agency Cash Management Fund	181,239	181,239

		181,239

Total Unaffiliated Investment Companies (Cost $3,406,740)		3,810,807

TOTAL VALUE OF SECURITIES–96.78% (Cost $3,406,740)	3,810,807
êRECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.22%	126,595

NET ASSETS APPLICABLE TO 353,136 SHARES OUTSTANDING–100.00%	$3,937,402

†	Non-income producing for the period.

ê	Includes $48,750 cash and $45,666 foreign currencies pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2013:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12)	E-mini S&P 500 Index	$(954,345)	$(959,580)	9/21/13	$(5,235)
(3)	Euro Currency	(497,366)	(488,362)	9/19/13	9,004
(18)	Euro STOXX 50 Index	(623,515)	(608,727)	9/24/13	14,788

		$(2,075,226)			$18,557

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor Depositary Receipt

PresidentialSM Protected Profile 2050 Fund–1

PresidentialSM Protected Profile 2050 Fund

Notes (unaudited)

June 30, 2013

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Advisors Trust (LAT or the Trust) – PresidentialSM Protected Profile 2050 Fund (Fund).

Security Valuation–Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The value of the Fund’s investments in Underlying Funds that are open-end Funds is based on the published net asset value (NAV) of an Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open. Determination of the Underlying Funds’ NAVs is the responsibility of the Underlying Funds and not the Fund. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax position not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax provision taken on federal income tax return for the open tax year September 30, 2012, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,417,612

Aggregate unrealized appreciation	$438,871
Aggregate unrealized depreciation	(45,676)

Net unrealized appreciation	$393,195

PresidentialSM Protected Profile 2050 Fund–2

PresidentialSM Protected Profile 2050 Fund

Notes (continued)

2. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22,2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. Short-term losses that will be carried forward under the Act total $8,122.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

Level 1
Investment Companies	$3,810,807

Futures Contracts	$18,557

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period following the period in which the transfer occured.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. In addition, the Fund may invest in futures as part of its risk management overlay strategy to seek to control overall portfolio volatility and hedge downside market risk. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Subsequent Events

Effective August 12, 2013, the PresidentialSM Protected Profile 2050 Fund will change its name to the the Presidential® Managed Risk 2050 Fund.

PresidentialSM Protected Profile 2050 Fund–3

PresidentialSM Protected Profile 2050 Fund

Notes (continued)

4. Subsequent Events (continued)

Other than the name change, management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s Schedule of Investments.

PresidentialSM Protected Profile 2050 Fund–4

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:	August 21, 2013

By:	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:	August 21, 2013